Loss per share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Summary of earnings per share

For the three and nine months ended September 30,	2023	2022	2023	2022
$ millions, except number of shares and per share amounts
Total net loss	$(130.5)	$(20.6)	$(205.2)	$(58.8)
Weighted average number of common shares	178.0	175.5	177.2	171.8
Basic and diluted loss per common share	$(0.73)	$(0.12)	$(1.16)	$(0.34)